Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net Income	$ 136,740	$ 74,042	$ 52,729
Dividends, Preferred Stock	(10,125)	(7,046)	(818)
Less distributed and undistributed net income allocated to participating preferred stock	0	(3,678)	(10,400)
Net Income Allocated to Common Shareholders	$ 126,615	$ 63,318	$ 41,511
Average common shares outstanding	122,245	104,014	74,892
Common share equivalents [Abstract]
Stock options	1,616	1,663	2,209
Nonvested stock	88	274	405
Average common shares outstanding, assuming dilution	123,949	105,951	77,506
Basic earnings per share	$ 1.04	$ 0.61	$ 0.55
Diluted earnings per share	$ 1.02	$ 0.60	$ 0.54